Schedule of Investments (unaudited) June 30, 2019	iShares® Global Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.5%
Coles Group Ltd.(a)	261,984	$2,454,361
Treasury Wine Estates Ltd.	172,662	1,807,790
Woolworths Group Ltd.	300,667	7,011,299

		11,273,450

Belgium — 2.6%
Anheuser-Busch InBev SA/NV	224,915	19,937,416

Brazil — 0.8%
Ambev SA, ADR	1,007,083	4,703,077
BRF SA, ADR(a)(b)	170,118	1,292,897

		5,995,974

Canada — 1.7%
Alimentation Couche-Tard Inc., Class B	97,650	6,158,283
George Weston Ltd.	17,153	1,304,376
Loblaw Companies Ltd.	40,633	2,084,900
Metro Inc.	56,619	2,129,143
Saputo Inc.	50,851	1,525,433

		13,202,135

Denmark — 0.4%
Carlsberg A/S, Class B	24,614	3,268,096

France — 5.1%
Carrefour SA(b)	124,866	2,414,513
Danone SA	145,472	12,341,936
L’Oreal SA	55,072	15,710,362
Pernod Ricard SA	46,765	8,630,135

		39,096,946

Germany — 0.4%
Beiersdorf AG	22,649	2,722,419

Ireland — 0.5%
Kerry Group PLC, Class A	33,600	4,017,688

Japan — 6.9%
Aeon Co. Ltd.	194,417	3,340,132
Ajinomoto Co. Inc.	124,400	2,156,852
Asahi Group Holdings Ltd.	102,798	4,622,761
FamilyMart UNY Holdings Co. Ltd.	69,500	1,659,124
Japan Tobacco Inc.	257,100	5,678,202
Kao Corp.	109,800	8,366,976
Kikkoman Corp.	39,700	1,728,170
Kirin Holdings Co. Ltd.	208,396	4,494,228
MEIJI Holdings Co. Ltd.	33,100	2,365,602
Nissin Foods Holdings Co. Ltd.	18,500	1,191,665
Seven & i Holdings Co. Ltd.	179,637	6,082,381
Shiseido Co. Ltd.	89,000	6,708,456
Unicharm Corp.	91,400	2,752,010
Yakult Honsha Co. Ltd.	36,320	2,140,635

		53,287,194

Mexico — 0.9%
Fomento Economico Mexicano SAB de CV	428,071	4,143,532
Wal-Mart de Mexico SAB de CV	1,122,681	3,062,125

		7,205,657

Netherlands — 5.0%
Heineken Holding NV	27,929	2,935,653
Heineken NV	54,039	6,039,500
Koninklijke Ahold Delhaize NV	264,033	5,946,866

Security	Shares	Value

Netherlands (continued)
Unilever NV, CVA	381,429	$23,264,938

		38,186,957

New Zealand — 0.2%
a2 Milk Co. Ltd.(a)	164,280	1,596,676

Norway — 0.5%
Mowi ASA(a)	99,051	2,317,101
Orkla ASA	189,202	1,679,419

		3,996,520

Sweden — 0.8%
Essity AB, Class B	135,075	4,154,944
Swedish Match AB	38,853	1,641,523

		5,796,467

Switzerland — 9.6%
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	229	1,668,764
Chocoladefabriken Lindt & Spruengli AG, Registered	26	2,117,333
Nestle SA, Registered	676,907	70,162,279

		73,948,376

United Kingdom — 11.4%
Associated British Foods PLC	79,841	2,502,744
British American Tobacco PLC	512,748	17,939,272
Diageo PLC	529,978	22,825,185
Imperial Brands PLC	216,709	5,093,578
J Sainsbury PLC	382,465	953,813
Reckitt Benckiser Group PLC	164,726	13,027,453
Tate & Lyle PLC	103,857	976,008
Tesco PLC	2,168,082	6,255,375
Unilever PLC	261,105	16,264,834
Wm Morrison Supermarkets PLC	525,013	1,345,723

		87,183,985

United States — 50.6%
Altria Group Inc.	419,190	19,848,646
Archer-Daniels-Midland Co.	125,830	5,133,864
Brown-Forman Corp., Class B, NVS	38,325	2,124,355
Campbell Soup Co.	43,382	1,738,317
Church & Dwight Co. Inc.	54,971	4,016,181
Clorox Co. (The)	28,589	4,377,262
Coca-Cola Co. (The)	836,841	42,611,944
Colgate-Palmolive Co.	192,882	13,823,853
Conagra Brands Inc.	108,668	2,881,875
Constellation Brands Inc., Class A	37,438	7,373,040
Costco Wholesale Corp.	98,108	25,926,020
Coty Inc., Class A	66,194	887,000
Estee Lauder Companies Inc. (The), Class A	49,045	8,980,630
General Mills Inc.	134,228	7,049,655
Hershey Co. (The)	31,192	4,180,664
Hormel Foods Corp.	61,244	2,482,832
JM Smucker Co. (The)	25,397	2,925,480
Kellogg Co.	55,909	2,995,045
Kimberly-Clark Corp.	77,077	10,272,822
Kraft Heinz Co. (The)	138,749	4,306,769
Kroger Co. (The)	179,684	3,900,940
Lamb Weston Holdings Inc.	32,876	2,083,023
McCormick & Co. Inc./MD, NVS	27,320	4,234,873
Molson Coors Brewing Co., Class B	42,589	2,384,984
Mondelez International Inc., Class A	322,308	17,372,401
Monster Beverage Corp.(a)	87,540	5,587,678
PepsiCo Inc.	260,246	34,126,058

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Global Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Philip Morris International Inc.	348,364	$27,357,025
Procter & Gamble Co. (The)	553,926	60,737,986
Sysco Corp.	105,297	7,446,604
Tyson Foods Inc., Class A	66,000	5,328,840
Walmart Inc.	312,788	34,559,946
Walgreens Boots Alliance Inc.	173,692	9,495,742

		388,552,354

Total Common Stocks — 98.9% (Cost: $707,376,228)		759,268,310

Preferred Stocks

Germany — 0.5%
Henkel AG & Co. KGaA, Preference Shares, NVS	40,496	3,966,972

Total Preferred Stocks — 0.5% (Cost: $4,697,097)		3,966,972

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	1,058,524	1,059,053

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	547,420	$547,420

		1,606,473

Total Short-Term Investments — 0.2% (Cost: $1,606,374)		1,606,473

Total Investments in Securities — 99.6% (Cost: $713,679,699)		764,841,755

Other Assets, Less Liabilities — 0.4%		2,841,986

Net Assets — 100.0%		$767,683,741

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,172,087	(113,563)	1,058,524	$1,059,053	$19,048	(a)	$153	$99
BlackRock Cash Funds: Treasury, SL Agency Shares	948,581	(401,161)	547,420	547,420	5,359		—	—

				$1,606,473	$24,407		$153	$99

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$759,268,310	$—	$—	$759,268,310
Preferred Stocks	3,966,972	—	—	3,966,972
Money Market Funds	1,606,473	—	—	1,606,473

	$764,841,755	$—	$—	$764,841,755

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Global Consumer Staples ETF

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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